Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents
Cash and cash equivalents at bank	$ 12,279	$ 22,651
Cash and cash equivalents at bank	$ 12,279	$ 22,651	$ 21,830	$ 28,595